Schedule of Other Assets (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Other Assets
Accounts receivable and other items	$ 13,893	$ 10,769
Accrued interest	5,504	3,765
Current income tax receivable	4,814	6,031
Defined benefit asset (Note 23)	1,254	1,406
Insurance-related assets, excluding investments	2,197	2,008
Prepaid expenses	1,843	1,323
Total	$ 29,505	$ 25,302